CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents, including interest bearing accounts of $379,014 (2014) and $1,265,074 (2013)	$ 586,349
Restricted cash, including interest bearing accounts of $407,819 (2014) and $451,179 (2013)	421,170
Trade receivables	148,454
Flight equipment held for operating leases, net of accumulated depreciation of $886,360 (2014) and $14,121,522 (2013)	23,604,926
Flight equipment held for sale	14,082
Net investment in finance and sales-type leases	317,062
Prepayments on flight equipment	3,166,381
Deferred income tax asset	52,316
Receivable from related party, net	1,345,153
Other assets	495,705
Deferred debt issue costs, less accumulated amortization of $309,499 (2013)	50,130
TOTAL ASSETS	34,577,044
LIABILITIES AND EQUITY
Accrued expenses, accounts payable and other liabilities	979,365
Accrued maintenance liability	2,744,510
Lessee deposit liability	760,608
Debt	24,568,509
Deferred income tax liability	186,861
Derivative liabilities	1,281
Commitments and Contingencies
Total Liabilities	29,239,853
Beneficial ownership interests	4,557,641
Additional paid-in capital	14,876
Accumulated retained earnings	687,814
Total equity before non-controlling interest	5,260,331
Non-controlling interest	76,860
Total equity	5,337,191
TOTAL LIABILITIES AND EQUITY	34,577,044
Other intangibles
ASSETS
Other intangibles, net	523,709
Maintenance rights intangible and lease premium
ASSETS
Intangibles, net	3,901,737
Predecessor
ASSETS
Cash and cash equivalents, including interest bearing accounts of $379,014 (2014) and $1,265,074 (2013)		2,206,621	1,351,405		3,027,587	1,975,009
Restricted cash, including interest bearing accounts of $407,819 (2014) and $451,179 (2013)			464,824
Flight equipment held for operating leases, net of accumulated depreciation of $886,360 (2014) and $14,121,522 (2013)			32,453,037
Net investment in finance and sales-type leases			211,116
Prepayments on flight equipment			636,483	[1]
Other intangibles, net			46,076
Lease receivables and other assets			934,063
Deferred debt issue costs, less accumulated amortization of $309,499 (2013)			258,189
TOTAL ASSETS			36,309,117
LIABILITIES AND EQUITY
Accrued interest and other payables			639,082
Current income taxes and other tax liabilities			285,499
Lessee deposit liability			1,065,719
Secured debt financing, net of deferred debt discount of $5,058 (2013)			8,202,791
Unsecured debt financing, net of deferred debt discount of $31,456 (2013)			12,238,066
Subordinated debt			1,000,000
Debt			21,440,857
Deferred income tax liability		4,100,000	3,854,452
Derivative liabilities			8,348
Security deposits, deferred overhaul rental and other customer deposits			2,637,994
Commitments and Contingencies
Total Liabilities			28,866,232
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding			100,000
Common stock-no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding			1,053,582
Additional paid-in capital			1,272,604
Accumulated other comprehensive loss		(1,561)	(4,184)		(12,491)	(19,637)
Accumulated retained earnings			5,020,883	[2]
Total equity before non-controlling interest		6,992,347	7,442,885		7,942,868	7,531,869
Total equity			7,442,885
TOTAL LIABILITIES AND EQUITY			$ 36,309,117

[1]	Amounts were presented as Deposits on flight equipment purchases in the Predecessor financial statements.
[2]	Amounts were presented as Retained earnings in the Predecessor financial statements.